Segment information (Tables)	6 Months Ended
Jun. 30, 2014
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes

in	2Q14	1Q14	2Q13	6M14	6M13
Net revenues (CHF million)
Private Banking & Wealth Management	3,046	3,240	3,419	6,286	6,697
Investment Banking	3,342	3,416	3,400	6,758	7,345
Corporate Center	45	(187)	11	(142)	(194)
Noncontrolling interests without SEI	30	360	122	390	193
Net revenues	6,463	6,829	6,952	13,292	14,041
Income/(loss) from continuing operations before taxes (CHF million)
Private Banking & Wealth Management	(749)	1,012	917	263	1,798
Investment Banking	752	827	754	1,579	2,054
Corporate Center	(373)	(439)	(131)	(812)	(507)
Noncontrolling interests without SEI	24	343	105	367	174
Income/(loss) from continuing operations before taxes	(346)	1,743	1,645	1,397	3,519

Total assets

end of	2Q14	1Q14	4Q13	2Q13
Total assets (CHF million)
Private Banking & Wealth Management	322,669	324,084	316,491	308,569
Investment Banking	525,101	521,495	519,712	575,215
Corporate Center	42,509	31,220	32,979	31,852
Noncontrolling interests without SEI	1,301	1,291	3,624	4,267
Total assets	891,580	878,090	872,806	919,903